Leases - Weighted-average remaining lease term and discount rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted-average remaining lease term
Land use rights	47 years	47 years
Operating leases	8 years	11 years
Finance leases		16 years
Weighted-average discount rate
Land use rights		6.20%
Operating leases	5.80%	5.80%
Finance leases		6.20%